Dividends - Details of Dividend Declared (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of dividends [Line Items]
Dividend type	Cash dividends	Cash dividends	Cash dividends
Number of shares outstanding	70,609,160	70,609,160
Face value (in won)	₩ 500
Dividends	₩ 706,091	₩ 706,091	₩ 708,111
Interim [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Interim)	Cash dividends (Interim)	Cash dividends (Interim)
Number of shares outstanding	70,609,160	70,609,160	72,629,160
Face value (in won)	₩ 500	₩ 500	₩ 500
Dividend ratio	200.00%	200.00%	200.00%
Dividends	₩ 70,609	₩ 70,609	₩ 72,629
Year-end [Member]
Disclosure of dividends [Line Items]
Dividend type	Cash dividends (Year-end)	Cash dividends (Year-end)	Cash dividends (Year-end)
Number of shares outstanding	70,609,160	70,609,160	70,609,160
Face value (in won)	₩ 500	₩ 500	₩ 500
Dividend ratio	1800.00%	1800.00%	1800.00%
Dividends	₩ 635,482	₩ 635,482	₩ 635,482